Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2017 USD ($)
Income Taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)	$ 1
Impact on Adoption of IFRS 9
Income Taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)	$ 1